Sale of Equipment Installment Receivables	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Finance Receivables Disclosure [Text Block]

NOTE 17. SALES OF EQUIPMENT INSTALLMENT RECEIVABLES

We offer our customers the option to purchase certain wireless devices in installments over a specified period of time and, in many cases, once certain conditions are met, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. As of December 31, 2018 and December 31, 2017, gross equipment installment receivables of $5,994 and $6,079 were included on our consolidated balance sheets, of which $3,457 and $3,340 are notes receivable that are included in “Accounts receivable - net.”

In 2014, we entered into an uncommitted agreement pertaining to the sale of equipment installment receivables and related security with Citibank and various other relationship banks as purchasers (collectively, the Purchasers). Under this agreement, we transfer certain receivables to the Purchasers for cash and additional consideration upon settlement of the receivables, referred to as the deferred purchase price. Since 2014, we have made beneficial modifications to the agreement. During 2017, we modified the agreement and entered into a second uncommitted agreement with the Purchasers such that we receive more upfront cash consideration at the time the receivables are transferred to the Purchasers. Additionally, in the event a customer trades in a device prior to the end of the installment contract period, we agree to make a payment to the Purchasers equal to any outstanding remaining installment receivable balance. Accordingly, we record a guarantee obligation to the Purchasers for this estimated amount at the time the receivables are transferred. Under the terms of the agreement, we continue to bill and collect the payments from our customers on behalf of the Purchasers. As of December 31, 2018, total cash proceeds received, net of remittances (excluding amounts returned as deferred purchase price), were $6,508.

The following table sets forth a summary of equipment installment receivables sold:

	2018	2017	2016
Gross receivables sold	$9,391	$8,058	$7,629
Net receivables sold[1]	8,871	7,388	6,913
Cash proceeds received	7,488	5,623	4,574
Deferred purchase price recorded	1,578	2,077	2,368
Guarantee obligation recorded	361	215	-
[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.

The deferred purchase price and guarantee obligation are initially recorded at estimated fair value and subsequently carried at the lower of cost or net realizable value. The estimation of their fair values is based on remaining installment payments expected to be collected and the expected timing and value of device trade-ins. The estimated value of the device trade-ins considers prices offered to us by independent third parties that contemplate changes in value after the launch of a device model. The fair value measurements used for the deferred purchase price and the guarantee obligation are considered Level 3 under the Fair Value Measurement and Disclosure framework (see Note 12).

The following table shows the equipment installment receivables, previously sold to the Purchasers, which we repurchased in exchange for the associated deferred purchase price and cash:

	2018	2017	2016
Fair value of repurchased receivables	$1,480	$1,699	$1,675
Carrying value of deferred purchase price	1,393	1,524	1,638
Gain (loss) on repurchases[1]	$87	$175	$37
[1]	These gains (losses) are included in “Selling, general and administrative” in the consolidated statements of income.

At December 31, 2018 and December 31, 2017, our deferred purchase price receivable was $2,370 and $2,749, respectively, of which $1,448 and $1,781 are included in “Other current assets” on our consolidated balance sheets, with the remainder in “Other Assets.” The guarantee obligation at December 31, 2018 and December 31, 2017 was $439 and $203, respectively, of which $196 and $55 are included in “Accounts payable and accrued liabilities” on our consolidated balance sheets, with the remainder in “Other noncurrent liabilities.” Our maximum exposure to loss as a result of selling these equipment installment receivables is limited to the total amount of our deferred purchase price and guarantee obligation.

The sales of equipment installment receivables did not have a material impact on our consolidated statements of income or to “Total Assets” reported on our consolidated balance sheets. We reflect cash receipts on owned equipment installment receivables as cash flows from operations in our consolidated statements of cash flows. With the retrospective adoption of ASU 2016-15 in 2018 (see Note 1), cash receipts on the deferred purchase price are now classified as cash flows from investing activities instead of cash flows from operating activities for all periods presented.

The outstanding portfolio of installment receivables derecognized from our consolidated balance sheets, but which we continue to service, was $9,065 and $7,446 at December 31, 2018 and December 31, 2017.